Other Components of Equity - Summary of Other Components of Equity (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Statement of changes in equity [abstract]
Currency translation reserve	$ 1,176.0	₨ 96,628.6	₨ 88,560.6	₨ 89,692.0
Investments reserve	83.6	6,873.2	7,796.9	4,373.5
Hedging reserve	(862.9)	(70,905.2)	(59,799.0)	(1,222.1)
Cost of hedge reserve	(122.8)	(10,088.2)	864.3	(6.1)
Debt reserve	55.8	4,588.0	3,997.4	2,567.8
Total	$ 329.7	₨ 27,096.4	₨ 41,420.2	₨ 95,405.1